Stockholders' Equity (Details Narrative) - USD ($)							3 Months Ended	9 Months Ended
	Sep. 30, 2019	Sep. 25, 2019	May 13, 2019	Apr. 18, 2019	Apr. 05, 2019	Feb. 13, 2017	Sep. 30, 2019	Sep. 30, 2019
Number of stock issued for reverse stock split				16,860
Reverse stock split				one-for 30 reverse split	one-for 30 reverse split	one-for-60
Shares to be included in put option share limit, value							$ 461,383	$ 1,146,389
Purchase Agreement [Member] | Cavalry Fund I LP [Member]
Purchase agreement terms, description			Cavalry agreed to purchase from the Company, at Company's sole discretion, up to $10,000,000 of common stock (subject to certain limitations) from time to time over a 36-month period.
Shares issued for commitment fee			333,334
Number of shares register			$ 4,374,741
Intraday purchase price, description			The "Intraday Purchase Price" means the lower of: (i) 94% of the lowest sale price on the trading day prior to the applicable Put date, and (ii) 94% of the arithmetic average of the three lowest closing prices for the Company's common stock during the 12 consecutive trading days ending on the Trading Day immediately preceding such Put date
Aftermarket put price, description			The "Aftermarket Put Price" means: the lower of: (i) the lowest Sale Price on the applicable Put date, and (ii) the arithmetic average of the three lowest closing prices for the Company's common stock during the 12 consecutive trading days ending on the trading day immediately preceding such Put date
Beneficial ownership limitation percentage			4.99%
Purchase Agreement [Member] | Cavalry Fund I LP [Member] | Put Option [Member]
Shares to be included in put option share limit, value			$ 2,000,000
Purchase Agreement [Member] | Cavalry Fund I LP [Member] | Maximum [Member]
Issuable shares of common stock pro rata			583,334
Sale of stock under put option, closing price limitation			$ 0.005
Registration Statement [Member] | Cavalry Fund I LP [Member]
Number of shares sold								4,374,471
Proceeds from sale of stock								$ 1,146,389
Issuance cost								$ 12,250
Convertible Note [Member]
Common stock issued	1,252,058	1,252,058
Debt conversion principal amount	$ 150,000	$ 150,000
Series A Warrants [Member]
Number of warrants issued	725,564						725,564	725,564
Additional warrants proceeds								$ 200,000